Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2020 USD ($)
Revenue
Total external revenue (Note 6.1)		¥ 20,581,170	$ 3,180,376	¥ 18,016,085		¥ 16,263,248
Results
Interest income		166,970	25,801	177,261		147,244
Interest expense		(147,293)	(22,761)	(126,851)		(108,339)
Impairment of property, plant and equipment		(3,920)	(606)	(3,950)		(30,173)
Staff severance cost		(19,712)	(3,046)	(15,454)		(28,018)
Depreciation and amortization		(494,607)	(76,430)	(465,209)		(433,885)
Share of profit of associates and joint venture		(58,970)	(9,113)	19,034		11,634
Income tax expense		(192,538)	(29,753)	(172,619)		(206,667)
Segment profit after tax		779,326	120,427	860,700		974,400
Total assets		26,290,958		23,854,191		21,657,964		$ 4,062,701
Total liabilities		(14,458,248)		(12,280,806)		(10,510,410)		(2,234,211)
Other disclosures
Investment in joint ventures		227,120		273,991		222,812		$ 35,096
Capital expenditure		554,847	$ 85,740	918,280		405,895
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 6.1)		20,557,660		17,980,304		16,210,467
Results
Interest income		158,569		158,855		124,653
Interest expense		(147,161)		(126,379)		(107,609)
Impairment of property, plant and equipment		(3,920)		(3,950)		(30,173)
Staff severance cost		(19,712)		(15,454)		(28,018)
Depreciation and amortization		(488,536)		(458,665)		(428,199)
Share of profit of associates and joint venture		(59,476)		18,137		10,809
Income tax expense		(156,007)		(141,330)		(175,956)
Segment profit after tax		829,042		884,562		1,019,776
Total assets		25,330,625		22,817,479		20,636,155
Total liabilities		(14,328,688)		(12,127,021)		(10,318,492)
Other disclosures
Investment in joint ventures		223,918		271,274		220,176
Capital expenditure		550,424		917,192		403,179
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 6.1)		23,510		35,781		52,781
Results
Interest income		3,538		5,167		4,244
Interest expense		(35)		(51)		(403)
Depreciation and amortization		(5,181)		(5,551)		(5,355)
Share of profit of associates and joint venture		506		897		825
Income tax expense		(200)		(527)		(820)
Segment profit after tax		1,052		4,457		4,156
Total assets		392,096		416,397		441,040
Total liabilities		(10,346)		(15,575)		(55,404)
Other disclosures
Investment in joint ventures		3,202		2,717		2,636
Capital expenditure		4,409		1,033		2,643
Operating segments [member] | Corporate segment [member]
Results
Interest income		4,863		13,239		18,347
Interest expense		(97)		(421)		(327)
Depreciation and amortization		(890)		(993)		(331)
Income tax expense		(69)		(41)		(49)
Segment profit after tax		(17,127)		1,939		(19,690)
Total assets		2,075,262		2,120,767		2,081,220
Total liabilities		(15,797)		(31,278)		(29,592)
Other disclosures
Capital expenditure		14		55		73
Elimination of intersegment amounts [member]
Results
Interest income		0
Interest expense		0
Income tax expense	[1]	(36,262)		(30,721)		(29,842)
Segment profit after tax	[1]	(33,641)		(30,258)		(29,842)
Total assets		(1,507,025)		(1,500,452)		(1,500,451)
Total liabilities		¥ 103,417		¥ 106,932	[2]	¥ 106,922	[2]

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.